Consolidated Statements Of Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-controlling Interest
Balance at beginning of period at Dec. 31, 2018	$ 6,459,059	$ 2,560	$ 4,196,125	$ 4,196,902	$ 13,623	$ (2,490,639)	$ 540,488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	872,352			772,388			99,964
Dividends	(225,170)			(225,170)
Distributions to noncontrolling interest holders	(132,268)						(132,268)
Other comprehensive income (loss), net of tax	1,151				1,151
Equity attributable to HEP common unit issuances, net of tax	(139)						(139)
Issuance of common stock under incentive compensation plans			(31,314)			31,314
Equity-based compensation	42,269		39,736				2,533
Purchase of treasury stock	(528,483)					(528,483)
Purchase of HEP units for restricted grants	(1,893)						(1,893)
Contributions from noncontrolling interests	22,548						22,548
Balance at end of period at Dec. 31, 2019	6,509,426	2,560	4,204,547	4,744,120	14,774	(2,987,808)	531,233
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(514,899)			(601,448)			86,549
Dividends	(229,493)			(229,493)
Distributions to noncontrolling interest holders	(89,001)						(89,001)
Other comprehensive income (loss), net of tax	(1,312)				(1,312)
Issuance of common stock under incentive compensation plans			(26,938)			26,938
Equity-based compensation	31,654		29,460				2,194
Purchase of treasury stock	(7,642)					(7,642)
Purchase of HEP units for restricted grants	(1,032)						(1,032)
Contributions from noncontrolling interests	23,899						23,899
Other	603		603
Balance at end of period at Dec. 31, 2020	5,722,203	2,560	4,207,672	3,913,179	13,462	(2,968,512)	553,842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	663,254			558,324			104,930
Dividends	(57,663)			(57,663)
Distributions to noncontrolling interest holders	(75,395)						(75,395)
Other comprehensive income (loss), net of tax	(10,791)				(10,791)
Issuance of common stock under incentive compensation plans			(24,313)			24,313
Equity-based compensation	39,273		36,716				2,557
Purchase of treasury stock	(7,058)					(7,058)
Purchase of HEP units for restricted grants	(2,548)						(2,548)
Contributions from noncontrolling interests	23,194						23,194
Other	(4)			(4)
Balance at end of period at Dec. 31, 2021	$ 6,294,465	$ 2,560	$ 4,220,075	$ 4,413,836	$ 2,671	$ (2,951,257)	$ 606,580